Share-Based Compensation Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of share based compensation expense allocated to cost of sales	20.00%
Percentage of share based compensation expense allocated to selling, general and administrative expense	80.00%
Share based compensation expense	$ 19,676	$ 16,036	$ 10,906
Aggregate intrinsic value of stock options and cash-based stock appreciation rights, outstanding	96,100	69,300	10,100
Aggregate intrinsic value of stock options and cash-based stock appreciation rights, exercised	96,100	69,300	10,100
Total intrinsic value of stock options and cash-based stock appreciation rights, exercised	$ 14,700	12,300	4,500
Unrecognized compensation cost, weighted-average period of recognition, years	3 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance share grant, period	12 months
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance share grant, period	36 months
Stock Options and Cash-Based Stock Appreciation Rights
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 6,605	$ 5,611	$ 4,309
Weighted-average fair values of stock options granted under the stock option Plan	$ 14.23	$ 8.88	$ 7.35
Share based compensation, estimated forfeiture percentage	17.60%
Share based compensation expense attributable to non-vested shares	$ 13,900
Restricted Share Awards and Cash-Based Restricted Share Unit Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 7,850	$ 6,799	$ 4,401
Share based compensation, estimated forfeiture percentage	10.20%
Share based compensation, vesting period years	3 years
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense attributable to non-vested shares	$ 9,700
Unrecognized compensation cost, weighted-average period of recognition, years	2 years
Total fair value of restricted stock grant	$ 7,500	7,800	6,300
Total fair value of restricted stock vested	17,000	6,200	5,500
Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense attributable to non-vested shares	$ 4,700
Unrecognized compensation cost, weighted-average period of recognition, years	1 year
Total fair value of restricted stock grant	$ 3,800	5,300	2,400
Total fair value of restricted stock vested	3,600	5,900	1,500
Liability Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 4,400	$ 4,300	$ 1,200
Omnibus Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock authorized for issuance under the Plan	4,900,000
Shares available to be issued under the Plan	955,000